CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES:
Net Income	$ 12,168	$ 7,664	$ 7,126
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	2,870	3,146	2,433
Amortization of Premium and Accretion of Discount on Securities, Net	3,017	723	39
Amortization of Restricted Stock	258	150
Provision for Loan Losses	7,250	10,000	9,700
Valuation allowance on other real estate owned	865		640
Stock-based Compensation Expense	362	332	343
Deferrred Tax Expense/(Benefit)	933	(2,148)	(539)
Reversal of Valuation Allowance-Deferred Tax Assets	(2,976)
Excess tax benefit from exercise of stock options			(292)
Impairment Charges on Securities		941
Gain on Sale of Securities, Net	(1,037)	(124)	(69)
Proceeds from sales of loans	34,488	74,347	51,027
Loans Originated for Sale	(36,827)	(73,306)	(50,370)
Gain on Loans Sold	(502)	(1,041)	(657)
Loss/(Gain) on OREO Sold	203	18	(16)
Loss on Disposal of Premises and Equipment			13
Increase in Cash Surrender Value of Life Insurance, Net	(907)	(782)	(812)
Gain on life insurance proceeds	(403)
Decrease/(Increase) in Accrued Interest Receivable	153	213	(327)
Decrease/(Increase) in Other Assets	2,368	2,556	(9,794)
Increase/(Decrease) in Accrued Expenses and Other Liabilities	178	(736)	(643)
Net Cash Provided by Operating Activities	22,461	21,953	7,802
INVESTING ACTIVITIES:
Proceeds From Maturities of Investment Securities Held to Maturity	39,094	23,111	20,572
Proceeds From Maturities of Securities Available for Sale	70,464	43,705	37,290
Proceeds From Calls of Investment Securities Held to Maturity	62,500	48,158	1,003
Proceeds From Sales of Securities Available for Sale	64,908	162,484	1,400
Proceeds From Calls of Securities Available for Sale	45,360	10,445	658
Purchase of Investment Securities Held to Maturity	(62,587)	(122,770)	(60,010)
Purchase of Securities Available for Sale, including FHLB	(229,392)	(219,474)	(133,475)
Purchase of Loans	(10,893)	(943)
Net (Increase)/Decrease in Loans	(106,391)	38,550	63,249
Proceeds From Sales of Other Real Estate	7,576	865	574
Purchases of Premises and Equipment	(975)	(2,958)	(3,423)
Proceeds from Disposal of Premises and Equipment	861		2
Life insurance proceeds	1,088
Net Cash Used in Investing Activities	(118,387)	(18,827)	(72,160)
FINANCING ACTIVITIES:
Net Increase Deposits	92,346	1,877	111,781
Net Decrease in Overnight Borrowings			(15,250)
Repayments of FHLB Advances	(6,446)	(12,373)	(3,249)
Gross Proceeds from Issuance of Preferred Stock and Warrants			28,685
Redemption of Preferred Stock	(7,172)	(7,172)
Issuance Costs of Preferred Stock			(112)
Dividends Paid on Preferred Stock	(823)	(1,126)	(1,218)
Dividends Paid on Common Stock	(1,765)	(1,757)	(3,525)
Tax Benefit on Stock Option Exercises			292
Exercise of Stock Options			1,025
Sales of Common Shares (Dividend Reinvestment Program)	152	140	106
Treasury Stock Transactions			(1,094)
Net Cash Provided by/(Used in) Financing Activities	76,292	(20,411)	117,441
Net (Decrease)/Increase in Cash and Cash Equivalents	(19,634)	(17,285)	53,083
Cash and Cash Equivalents at Beginning of Year	62,687	79,972	26,889
Cash and Cash Equivalents at End of Year	43,053	62,687	79,972
Cash Paid During the Year for:
Interest	7,072	11,557	19,090
Income Taxes	2,919	5,164	5,098
Transfer of Loans to Other Real Estate Owned	12,613	4,523	347
Acquisition of Leased Premises	$ 2,813	$ 6,097